Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 11	$ 13
Customer advances for construction	69	59
Merger commitments	5	7
Non-retirement employee benefits (a)	51	19
Uncertain tax positions (note 21)	20	20	$ 21
Other	19	16
Other liabilities	175	134
Less: liabilities associated with assets held for sale (note 5)	(53)	0
Other long-term liabilities (notes 20 and 24)	$ 122	$ 134